Financial Information as per operating segments (Details 10) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Liabilities	$ 2,159,109,926	$ 1,421,235,334
Chile Segment [Member]
Statement [Line Items]
Liabilities	814,262,800	737,711,189
International Business Segment [Member]
Statement [Line Items]
Liabilities	316,320,502	269,896,961
Wines Segment [Member]
Statement [Line Items]
Liabilities	161,308,309	172,223,909
Other Segments [Member]
Statement [Line Items]
Liabilities	$ 867,218,315	$ 241,403,275